Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 20,460,706	$ 309,846	$ 162,064	$ 4,408,886	$ 185,310	$ 25,000	$ 66,818	$ 25,618,630	$ 8,327,591	$ 12,133,115